MATERIAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
MATERIAL ACCOUNTING POLICIES [Abstract]
Schedule of Detailed Information About Basis of Consolidation
As of December 31, 2024 and 2023, the following entities comprise the Group (the individual or consolidated figures of their financial statements are presented in accordance with IFRS Accounting Standards and before eliminations for consolidation purposes, except for the elimination of Credicorp’s treasury shares and its related dividends):
Entity	Activity and country of incorporation	Percentage of interest (direct and indirect)		Assets		Liabilities		Equity		Net profit (loss)
		2024	2023	2024	2023	2024	2023	2024	2023	2024	2023	2022
		%	%	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Grupo Crédito S.A. and Subsidiaries (i)	Holding, Peru	100.00	100.00	231,724,646	213,520,111	197,418,592	181,336,108	34,306,054	32,184,003	5,179,505	4,562,831	4,598,002
Pacífico Compañía de Seguros y Reaseguros S.A and Subsidiaries (ii)	Insurance, Peru	98.86	98.86	17,890,138	16,549,171	14,504,765	13,443,688	3,385,373	3,105,483	765,767	803,384	460,326
Atlantic Security Holding Corporation and Subsidiaries (iii)	Capital Markets, Cayman Islands	100.00	100.00	6,014,937	6,870,781	5,026,510	5,729,744	988,427	1,141,037	569,689	474,780	228,474
Credicorp Capital Ltd. and Subsidiaries (iv)	Capital Markets and Asset management, Bermudas	100.00	100.00	5,235,733	5,817,259	4,070,432	4,655,097	1,165,301	1,162,162	58,501	(135,495)	31,089
CCR Inc.(v)	Special purpose Entity, Bahamas	100.00	100.00	260	347	4	69	256	278	(22)	(106)	(646)

(i)
Grupo Crédito is a company whose main activities are to carry out management and administration activities of the Credicorp Group’s subsidiaries and invest in shares listed on the Peruvian Stock Exchange and unlisted shares of Peruvian companies. We present the individual or consolidated figures of their financial statements are presented in accordance with IFRS Accounting Standards and before eliminations for consolidation purposes:

Entity	Activity and country of incorporation	Percentage of interest (direct and indirect)		Assets		Liabilities		Equity		Net profit (loss)
		2024	2023	2024	2023	2024	2023	2024	2023	2024	2023	2022
		%	%	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Banco de Crédito del Perú and Subsidiaries (a)	Banking, Peru	97.74	97.74	211,086,260	193,804,856	184,934,666	168,645,448	26,151,594	25,159,408	5,311,804	4,583,662	4,683,775
Inversiones Credicorp Bolivia S.A. and Subsidiaries (b)	Banking, Bolivia	99.96	99.96	14,028,528	13,558,260	13,106,538	12,740,067	921,990	818,193	92,781	84,898	80,377
Prima AFP (c)	Private pension fund administrator, Peru	100.00	100.00	657,971	740,728	182,419	240,656	475,552	500,072	132,926	149,549	109,511
Tenpo SpA y Subsidiarias (d)	Financial Services, Chile	100.00	100.00	903,698	387,355	646,952	185,502	256,746	201,853	(118,344)	(111,692)	(124,748)

a)
BCP was established in 1889 and its activities are regulated by the Superintendency of Banks, Insurance and Pension Funds -Perú (the authority that regulates banking, insurance and pension funds activities in Perú, hereinafter “the SBS”).

Its main Subsidiary is Mibanco, Banco de la Microempresa S.A. (hereinafter “MiBanco”), a banking entity in Perú oriented towards the micro and small business sector. As of December 31, 2024, the assets, liabilities, equity and net result of Mibanco amount to approximately S/16,947.3 million, S/14,279.3 million, S/2,668.0 million and S/309.1 million, respectively (S/16,897.8 million, S/13,902.2 million, S/2,995.6 million, and S/203.8 million, respectively December 31, 2023).

b)
Inversiones Credicorp Bolivia S.A. (hereinafter  “ICBSA”) was established in February 2013 and its objective is to make capital investments for its own account or for the account of third parties in companies and other entities providing financial services, exercising or determining the management, administration, control and representation thereof, both nationally and abroad, for which it can invest in capital markets, insurance, asset management, pension funds and other related financial and/or stock exchange products.

Its principal Subsidiary is Banco de Crédito de Bolivia (hereinafter “BCB”), a commercial bank which operates in Bolivia. As of December 31, 2024, the assets, liabilities, equity and net result of BCB were approximately S/13,974.7 million, S/12,968.7 million, S/1,006.0 million and S/93.5 million, respectively (S/13,500.9 million, S/12,612.3 million, S/888.6 million and S/83.1 million, respectively as of December 31, 2023).
c)	Prima AFP is a private pension fund and its activities are regulated by the SBS.

d)
Tenpo SpA (hereinafter “Tenpo”, before “Krealo SpA”) was established in Chile in January 2019; and is oriented to make capital investments outside the country. On July 1, 2019, Tenpo (Krealo SpA) acquired Tenpo Technologies SpA (before “Tenpo SpA”) and Tenpo Prepago S.A. (before “Multicaja Prepago S.A.”). This group of companies provides some financial products and is in the process of being approved by the Chilean Superintendency of Banks and Financial Institutions to grant a banking license and open Tenpo Bank.

(ii)
Pacífico Seguros is an entity regulated by the SBS and its activities comprise the contracting and management of all types of general risk and life insurance, reinsurance and property investment and financial operations. Its subsidiaries are Crediseguro Seguros Personales, Crediseguro Seguros Generales and Pacifico Asiste and it has Pacífico EPS as an associate, which are dynamic participants in the business of multiple and health insurance, respectively.

(iii)
Its most important subsidiary is ASB Bank Corp. (merged with Atlantic Security Bank on August 2021), was established in September 9, 2020 in the Republic of Panama; its main activities are private and institutional banking services and trustee administration, mainly for BCP’s Peruvian customers.

(iv)
Credicorp Capital Ltd. was formed in 2012, and its main subsidiaries are Credicorp Capital Holding Peru (owner of Credicorp Capital Perú S.A.A.), Credicorp Holding Colombia (owner of Credicorp Capital Colombia and Mibanco – Banco de la Microempresa de Colombia S.A.), and Credicorp Capital Holding Chile (owner of Credicorp Capital Chile), which carry out their activities in Peru, Colombia and Chile, respectively. We present below the consolidated financial statements in accordance with IFRS Accounting Standards before eliminations for consolidation purposes:

Entity	Percentage of interest (direct and indirect)		Assets		Liabilities		Equity		Net profit (loss)
	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023	2022
	%	%	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Credicorp Holding Colombia S.A.S. and Subsidiaries (a)	100.00	100.00	4,204,281	4,803,072	3,404,834	3,997,781	799,447	805,291	27,913	(163,342)	16,198
Credicorp Capital Holding Chile and Subsidiaries (b)	100.00	100.00	717,727	681,338	548,753	502,248	168,974	179,090	9,460	(10,716)	12,658
Credicorp Capital Holding Perú S.A. and Subsidiaries (c)	100.00	100.00	278,115	296,083	111,448	149,459	166,667	146,624	21,958	4,318	5,268

a)
Credicorp Holding Colombia was incorporated in Colombia on March 5, 2012, and its main purpose is the administration, management and increase of its equity through the promotion of industrial and commercial activity, through investment in other companies or legal persons.

Its main subsidiaries are Credicorp Capital Colombia S.A, which was acquired in Colombia in 2012 and merged with Ultraserfinco S.A. In June 2020, this subsidiary is oriented to the activities of commission agents and securities brokers. Likewise, Mibanco Colombia (before Banco Compartir S.A.) was acquired in 2019 and merged with Edyficar S.A.S. in October 2020, this subsidiary is oriented to grant credits to the micro and small business sector. As of December 31, 2023, Credicorp Holding Colombia has recognized an impairment of the goodwill of Mibanco Colombia for S/64.1 million (Credicorp’s equity holders), see note 10(b).

As of December 31, 2024, and 2023, the direct and indirect interest held by Credicorp and the assets, liabilities, equity and net income were:
Entity	Percentage of interest (direct and indirect)		Assets		Liabilities		Equity		Net profit (loss)
	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023	2022
	%	%	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Credicorp Capital Colombia S.A.	100.00	100.00	1,591,003	2,328,169	1,408,214	2,123,915	182,789	204,254	75,050	37,120	33,045
MiBanco – Banco de la Microempresa de Colombia S.A.	90.76	89.11	2,278,827	2,113,333	1,900,048	1,848,607	378,779	264,726	(9,521)	(72,608)	13,513

b)
Credicorp Holding Chile was incorporated in Chile on July 18, 2012, and aims to invest for long-term profitable purposes, in corporeal goods (movable and immovable property) and incorporeal, located in Chile or abroad. Its main subsidiary is Credicorp Capital Chile S.A.

c)
Credicorp Capital Holding Perú S.A. was incorporated in Peru on October 30, 2014, and aims to be the Peruvian holding of investment banking. Its main subsidiary Credicorp Capital Perú S.A.A.; which has as its main activity the function of holding shares, participations and transferable securities in general, providing advisory services in corporate and financial matters, and investment in real estate.

(v)
CCR Inc. was incorporated in the year 2000. Its main activity is to manage funding granted to BCP by foreign financial entities or investors. These loans matured in the course of 2022 and were guaranteed by transactions carried out by BCP.

Discount Rates Applied to Discount Future Cash Flows	The discount rates applied to discount future cash flows are summarized below:

	1 year			3 years			5 years
	2024	2023	2022	2024	2023	2022	2024	2023	2022

Soles	4.86%	5.98%	6.75%	5.41%	6.18%	7.05%	6.20%	6.62%	7.59%
Soles VAC	1.69%	1.44%	1.73%	2.59%	3.13%	3.44%	3.18%	3.58%	4.19%
Dollars	5.71%	6.52%	7.21%	5.82%	5.74%	6.70%	5.93%	5.57%	6.47%

	10 years			20 years
	2024	2023	2022	2024	2023	2022

Soles	7.40%	7.12%	8.23%	7.88%	7.41%	8.37%
Soles VAC	3.66%	3.91%	4.72%	3.91%	4.08%	4.97%
Dollars	6.13%	5.61%	6.36%	6.41%	5.93%	6.62%

Estimated Useful Lives of Intangible Assets
Intangible assets resulting from business combinations are recognized in the consolidated statement of financial position at their fair values determined on the acquisition date and are amortized using the straight line method over their estimated useful life as follows:
Estimated useful life in years

Client relationship - Prima AFP (AFP Unión Vida)	20.0
Client relationship – Credicorp Capital Holding Chile (Inversiones IMT)	22.0
Client relationship - Ultraserfinco	9.2
Brand - Mibanco	25.0
Brand - Joinnus	20.0
Brand - Culqi	5.0
Fund manager contract - Credicorp Capital Colombia	20.0 and 28.0
Fund manager contract - Credicorp Capital Holding Chile (Inversiones IMT)	11.0 and 24.0
Fund manager contract - Ultraserfinco	23.0